SCHEDULE OF OTHER EXPENSES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Other Expenses
Buildings and facilities costs	$ 748,580	$ 345,624	$ 262,972
Insurance	345,450	302,722	277,486
Investor relations and shareholder maintenance	344,355	273,187	306,821
Net unrealised foreign exchange loss		47,896	585,175
Net realised foreign exchange loss			11,681
Bank and credit card merchant charges	296,883	14,582	15,190
Other expenses	419,107	299,860	307,660
Total other expenses	$ 2,154,375	$ 1,283,871	$ 1,766,985